Preferred Stock [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Number Of Shares Of Preferred Stock Issued And Outstanding [Table Text Block]

	Outstanding at March 31, 2012	Net change	Outstanding at March 31, 2013	Net change	Outstanding at March 31, 2014
	(number of shares)
Preferred stock:
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	156,001,000	—	156,001,000	—	156,001,000

Aggregate Liquidation Preference Of Preferred Stock Issued And Outstanding [Table Text Block]

	Aggregate amount at March 31, 2012	Net change	Aggregate amount at March 31, 2013	Net change	Aggregate amount at March 31, 2014
	(in millions)
Preferred stock:
Class 5	¥390,000	¥—	¥390,000	¥—	¥390,000
Class 11	1	—	1	—	1

Total	¥390,001	¥—	¥390,001	¥—	¥390,001